CONVERTIBLE DEBT (Details 2) - USD ($) $ in Thousands	9 Months Ended	12 Months Ended
	Mar. 31, 2017	Jun. 30, 2016
Change Convertible Security Balance [Roll Forward]
Balance at beginning	$ 6,466
Balance at ending	5,502	6,466
Secured Convertible Security [Member]
Change Convertible Security Balance [Roll Forward]
Balance at beginning	5,991	4,500
Conversions, at fair value		(638)
Change in fair market value		2,129
Balance at ending	4,943	5,991
Secured Convertible Security [Member] | Lind Partners Asset Management IV, LLC [Member]
Change Convertible Security Balance [Roll Forward]
Balance at beginning	5,991
Additional debt drawdown	1,000
Conversions, at fair value	(2,212)
Change in fair market value	164
Balance at ending	$ 4,943	$ 5,991